Derivative Instruments And Hedging Activities (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Derivative [Line Items]
Derivative instruments, gain (loss) recognized in income, et	$ 3,600,000	$ 2,900,000	$ 3,000,000
Minimum vesting period, in years (years)	4 years
Amount of gain (loss) reclassified from AOCI to Earnings (effective portion)	$ (4,900,000)
Minimum
Derivative [Line Items]
Minimum vesting period, in years (years)	1 year
Maximum
Derivative [Line Items]
Minimum vesting period, in years (years)	4 years
Darden stock units | Minimum
Derivative [Line Items]
Minimum vesting period, in years (years)	4 years
Common stock at forward contract rate (dollars per share)	$ 41.46
Darden stock units | Maximum
Derivative [Line Items]
Minimum vesting period, in years (years)	5 years
Common stock at forward contract rate (dollars per share)	$ 52.66
Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan
Derivative [Line Items]
Forward contract indexed to issuer's equity, indexed shares (shares)	0.2
Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan | Minimum
Derivative [Line Items]
Common stock at forward contract rate (dollars per share)	$ 46.17
Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan | Maximum
Derivative [Line Items]
Common stock at forward contract rate (dollars per share)	$ 51.95
4.500% senior notes due October 2021 | Senior Notes
Derivative [Line Items]
Fair value of debt	$ 100,000,000
Face amount of debt	$ 121,900,000.0
Interest rate of debt (percentage)	4.50%
Maturity date of debt	Oct. 01, 2021
6.200% senior notes due October 2017 | Senior Notes
Derivative [Line Items]
Fair value of debt	$ 100,000,000
Face amount of debt	$ 500,000,000
Interest rate of debt (percentage)	6.20%
Maturity date of debt	Oct. 01, 2017
Interest rate swaps | Debt One | Senior Notes
Derivative [Line Items]
Notional Values	$ 200,000,000
Forward Contracts | Darden stock units
Derivative [Line Items]
Forward contract indexed to issuer's equity, indexed shares (shares)	0.8
Investment options, expiration date	Aug. 01, 2018
Forward Contracts | Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan
Derivative [Line Items]
Investment maturity date, range start	May 29, 2016
Investment maturity date, range end	May 26, 2019